Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Schedule of Composition of Revenues By Type
	Year ended December 31,
	2017	2018	2019
	NIS millions	NIS millions	NIS millions
Revenues from equipment	952	904	932

Revenues from services:
Cellular services	1,777	1,581	1,541
Land-line communications services	1,004	1,068	1,111
Other services	138	135	124
Total revenues from services	2,919	2,784	2,776
Total revenues	3,871	3,688	3,708